Liquidity and Going Concern (Details) $ in Millions		6 Months Ended
	Sep. 08, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 22, 2025 USD ($)	Aug. 22, 2025 SGD ($)	Dec. 31, 2024 USD ($)
Liquidity and Going Concern [Line Items]
Net loss		$ (11,271,548)	$ (1,927,027)
Net cash used in operating activities		(3,649,470)	$ (2,282,403)
Accumulated deficit		(25,577,935)				$ (14,306,387)
Cash		184,618				$ 194,113
Working capital		$ 11,092
Forecast [Member]
Liquidity and Going Concern [Line Items]
Cash				$ 8,000,000	$ 8.0
Net proceeds	$ 2,374,566
Number of shares issued (in Shares) | shares	18,575,714